PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	195,289	268,484
Total liabilities	9,952	112,655

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Total revenues	592	—	—
Net loss	(1,167)	(2,300)	(4,088)

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(568)	1,257	(7,131)
Net cash provided by (used in) investing activities	—	(126,716)	4,152
Net cash provided by financing activities	—	126,745	3,334

Net increase (decrease) in cash	(568)	1,286	355
Cash, beginning of year	6,809	6,241	7,527

Cash, end of year	6,241	7,527	7,882

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2015	2016	2017
Risk-free interest rate	1.14%-1.49%	1.00%-1.70%	1.61%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	38%-42%	33%-34%	32%
Weighted average fair value per common share on date of option grant	US$31.40	US$34.27	US$56.68